ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2016	2017
Accrued payroll and welfare	$3,798,472	$5,608,653
Accrued professional fees	374,944	406,887
Other tax payables	1,802,962	5,080,274
Interest payable	390,467	364,708
Others	1,953,196	4,673,886
Total	$8,320,041	$16,134,408